Investments accounted for using the equity method - Summarised statement of comprehensive income (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments accounted for using the equity method
Revenue	¥ 682,587,000	¥ 670,091,000	¥ 645,593,000
Depreciation and amortisation	(65,897,000)	(61,485,000)	(99,135,000)
Loss before income tax	(55,058,000)	(94,173,000)	(681,314,000)
Income tax credit	15,136,000	18,067,000	11,798,000
Loss for the year	¥ (39,922,000)	¥ (76,106,000)	¥ (669,516,000)